Notes Payable and Warrants - Interest Expense Related to the Term Loans (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Contractual interest expense	$ 2,055	$ 5,181	$ 11,605	$ 14,201	$ 19,068	$ 6,995
Amortization of debt issuance costs	759	1,315	4,315	5,403	6,173	2,155
Total interest expense	$ 2,814	$ 6,496	$ 15,920	$ 19,604	$ 25,241	$ 9,150